FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT [Abstract]
Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2021 and 2020:

	Financial assets		Financial liabilities (1)
	2021	2020	2021	2020
Fix interest rate	22,553,663	24,314,753	49,556,849	61,850,964
Variable interest rate	17,479,560	4,799,850	-	-
Total	40,033,223	29,114,603	49,556,849	61,850,964

(1)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

Monthly Tons	Such agreement was effective between October 2018 and April 2020, according to the following monthly tons:

Period	Propane	Butane	Natural gasoline
October 2018 - April 2019	6,045	4,506	2,700
May 2019 - September 2019	-	-	4,100
October 2019	9,068	7,010	4,200
November 2019 - April 2020	13,098	10,014	6,000

Provision for Losses
On this basis, the provision for losses for the year ended December 31, 2021 for trade receivables was determined as follows:

Ratio	Non-due	90 days	120 days	180 days	+240 days
Natural Gas Transportation segment	0%	0.50%	5%	10%	100%
Other segments	0%	0.25%	2%	5%	100%

Current and Non-Current Sales Receivables
As of December 31, 2021 and 2020, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2021	2020
Current trade receivables	10,756,021	9,479,095
Allowances for doubful accounts (1)	(132,521)	(200,029)
Total	10,623,500	9,279,066

(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

Significant Customers

In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of net sales made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31,2021, 2020 and 2019 and the sales receivable balances (net of allowances) as of December 31, 2021 and 2020 are set forth below:

	2021		2020		2019
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	6,068,906	1,442,363	8,896,666	2,176,289	12,019,559
Camuzzi Gas Pampeana S.A.	4,470,877	350,002	6,578,246	1,065,858	8,945,151
Naturgy Argentina	3,619,951	300,943	5,317,677	473,256	7,184,143
CAMMESA	2,772,294	612,967	3,535,855	1,005,463	2,749,488
Pampa Energía	855,551	327,428	1,269,833	463,383	1,651,360
Camuzzi Gas del Sur S.A.	1,033,392	151,421	1,574,291	221,831	2,210,576

The amounts of Liquids Production and Marketing net sales made to major customers during the years ended December 31, 2021, 2020 and 2019 and sales receivable balances (net of allowances) as of December 31, 2021 and 2020 are set forth below:

	2021		2020		2019
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	13,685,117	1,426,407	14,043,121	1,174,010	13,024,592
Petredec	-	-	1,043,349	-	2,061,636
Geogas Trading S.A.	3,800,056	2,687,682	434,033	-	3,476,753
Italgas S.A.	151,457	-	598,192	-	-
YPF	1,899,572	34,309	1,469,282	63,945	2,546,266
Petrobras Global Trading BV	5,623,159	-	6,808,862	428,809	9,136,707
Trafigura Beheer	6,925,555	691,580	-	-	-

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables and  (iv) other receivables as of December 31, 2021 and 2020:

December 31, 2021
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	4,428,802	12,555,077	37,692
With specified maturity
Overdue
Until 12-31-2020	-	-	135,914
From 01-01-21 to 03-31-21	-	-	-
From 04-01-21 to 06-30-21	-	-	-
From 07-01-21 to 09-30-21	-	-	42,032
From 10-01-21 to 12-31-21	-	-	1,733,128
Total overdue	-	-	1,911,074

Non-due
From 01-01-22 to 03-31-22	-	693	10,065,902
From 04-01-22 to 06-30-22	-	587	301,842
From 07-01-22 to 09-30-22	-	376	57,932
From 10-01-22 to 12-31-22	-	255	482
During 2023	-	23,157,358	7,380
During 2024	-	-	-
During 2025	-	-	-
From 2026 onwards	-	-	-
Total non-due	-	23,159,269	10,433,538
Total with specified maturity	-	23,159,269	12,344,612
Total	4,428,802	35,714,346	12,382,304

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2020
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	7,023,927	3,201,152	59,371
With specified maturity
Overdue
Until 12-31-2019	-	-	207,199
From 01-01-20 to 03-31-20	-	-	1,137
From 04-01-20 to 06-30-20	-	-	675
From 07-01-20 to 09-30-20	-	-	35,373
From 10-01-20 to 12-31-20	-	-	3,250,649
Total overdue	-	-	3,495,033

Non-due
From 01-01-21 to 03-31-21	-	1,170	6,520,731
From 04-01-21 to 06-30-21	-	1,170	187,310
From 07-01-21 to 09-30-21	-	1,170	118,903
From 10-01-21 to 12-31-21	-	24,142	114,796
During 2022	-	20,767,400	10,479
During 2023	-	676	-
During 2024 onwards	-	-	-
Total non-due	-	20,795,728	6,952,219
Total with specified maturity	-	20,795,728	10,447,252
Total	7,023,927	23,996,880	10,506,623

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

Maturities of Financial Liabilities
Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2021 and 2020. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

December 31, 2021
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2020	-	296,135	-
From 01-01-21 to 03-31-21	-	311	-
From 04-01-21 to 06-30-21	-	311	-
From 07-01-21 to 09-30-21	-	311	-
From 10-01-21 to 12-31-21	-	311	77,433
Total overdue	-	297,379	77,433

Non-due
From 01-01-22 to 03-31-22	42,265	7,221,483	192,086
From 04-01-22 to 06-30-22	1,733,400	42,180	192,086
From 07-01-22 to 09-30-22	-	-	192,086
From 10-01-22 to 12-31-22	1,733,400	-	192,086
During 2023	3,466,800	-	768,448
During 2024	3,466,800	-	768,448
During 2025	53,093,400	-	768,448
From 2026 onwards	-	-	459,056
Total non-due	63,536,065	7,263,663	3,532,744
Total with specified maturity	63,536,065	7,561,042	3,610,177
Total	63,536,065	7,561,042	3,610,177

December 31, 2020
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2019	-	324,909	-
From 01-01-20 to 03-31-20	-	469	-
From 04-01-20 to 06-30-20	-	469	-
From 07-01-20 to 09-30-20	-	469	-
From 10-01-20 to 12-31-20	-	469	95,887
Total overdue	-	326,785	95,887

Non-due
From 01-01-21 to 03-31-21	-	5,816,741	237,523
From 04-01-21 to 06-30-21	2,143,418	22,104	237,523
From 07-01-21 to 09-30-21	-	-	237,523
From 10-01-21 to 12-31-21	2,143,418	-	237,523
During 2022	4,286,837	-	950,217
During 2023	4,286,837	-	950,217
During 2024	4,286,837	-	950,217
During 2025	65,538,509	-	950,217
From 2026 onwards	-	-	567,640
Total non-due	82,685,856	5,838,845	5,318,600
Total with specified maturity	82,685,856	6,165,630	5,414,487
Total	82,685,856	6,165,630	5,414,487

Gearing Ratio
During the years ended December 31, 2021 and 2020, the gearing ratio was as follows:

	2021	2020
Total debt (Note 13)	52,579,362	66,217,225
Total equity	120,592,771	99,661,694
Total capital	173,172,133	165,878,919
Gearing Ratio	0.30	0.40

Categories of Financial Assets and Liabilities
The categorization of financial assets and liabilities as of December 31, 2021 and 2020 is included below:

	December 31, 2021
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	10,623,500	10,623,500
Other receivables	-	1,617,900	1,617,900
Other financial assets at amortized cost	-	1,910	1,910
Other financial assets at fair value through profit or loss	13,267,914	-	13,267,914
Cash and cash equivalents	4,208,552	220,250	4,428,802
Total current assets	17,476,466	12,463,560	29,940,026

NON-CURRENT ASSETS
Other receivables	-	8,383	8,383
Other financial assets at amortized cost	-	22,444,522	22,444,522
Total non-current assets	-	22,452,905	22,452,905
Total assets	17,476,466	34,916,465	52,392,931

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	6,068,325	6,068,325
Derivative financial instruments	42,265	-	42,265
Loans	-	1,180,605	1,180,605
Payroll and social security taxes payables	-	1,169,970	1,169,970
Other payables	-	318,271	318,271
Total current liabilities	42,265	8,737,171	8,779,436

NON-CURRENT LIABILITIES
Loans	-	51,398,757	51,398,757
Total non-current liabilities	-	51,398,757	51,398,757
Total liabilities	42,265	60,135,928	60,178,193

	2020
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	9,279,066	9,279,066
Other receivables	-	1,016,052	1,016,052
Other financial assets at amortized cost	-	27,651	27,651
Other financial assets at fair value through profit or loss	3,201,152	-	3,201,152
Cash and cash equivalents	4,794,383	2,229,544	7,023,927
Total current assets	7,995,535	12,552,313	20,547,848

NON-CURRENT ASSETS
Other receivables	-	11,476	11,476
Other financial assets at amortized cost	-	20,768,077	20,768,077
Total non-current assets	-	20,779,553	20,779,553
Total assets	7,995,535	33,331,866	41,327,401

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	4,231,794	4,231,794
Loans	-	1,413,970	1,413,970
Payroll and social security taxes payables	-	1,496,841	1,496,841
Other payables	-	455,804	455,804
Total current liabilities	-	7,598,409	7,598,409

NON-CURRENT LIABILITIES
Loans	-	64,803,255	64,803,255
Total non-current liabilities	-	64,803,255	64,803,255
Total liabilities	-	72,401,664	72,401,664

Fair Value of Financial Assets and Liabilities
The table below shows different assets at their fair value classified by hierarchy as of December 31, 2021 and 2020:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	4,208,552	-	-	4,208,552
Other financial assets at fair value through profit or loss	13,267,914	-	-	13,267,914
Total	17,476,466	-	-	17,476,466

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value
Derivative financial instruments	42,265	-	-	42,265
Total	42,265	-	-	42,265

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	4,794,383	-	-	4,794,383
Other financial assets at fair value through profit or loss	3,201,152	-	-	3,201,152
Total	7,995,535	-	-	7,995,535
The estimated fair value of Non-current loans is estimated based on quoted market prices (level 1). The following table reflects the carrying amount and estimated fair value of the 2018 Notes at December 31, 2021 and 2020, based on their quoted market price:

	As of December 31, 2021
	Carrying amount	Fair value
2018 Notes	49,556,849	45,208,681

	As of December 31, 2020
	Carrying amount	Fair value
2018 Notes	61,850,964	56,729,824